SHARE BASED COMPENSATION - Schedule Of Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
RSUs Number of Shares
Unvested at December 31, 2021	0
RSUs Granted	1,053,000
RSUs Vested	0
RSUs Forfeited	0
Unvested at September 30, 2022	1,053,000	0
Vested and unreleased	0
RSUs Weighted-Average Grant Date Fair Value
Unvested at December 31, 2021	$ 0
RSUs Granted	3.15	$ 0
RSUs Vested	0
RSUs Forfeited	0
Unvested at September 30, 2022	$ 3.15	$ 0